EXHIBIT 99.1

John Deere Owner Trust 2013-B

Statement to Noteholders

$257,000,000 Class A-1 0.25000% Asset Backed Notes due September 26, 2014

$227,000,000 Class A-2 0.55% Asset Backed Notes due January  15, 2016

$277,000,000 Class A-3 0.87% Asset Backed Notes due August 15, 2017

$87,613,000 Class A-4 1.39% Asset Backed Notes due December 16, 2019

$21,759,823 Asset Backed Certificates

Payment Date:				15-Apr-15

(1)	Before giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$252,462,610.36
		(ii)	A-3 Note Pool Factor:	0.9114174

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(2)	Amount of principal being paid on the Notes:

	(a)	Class A-1 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(b)	Class A-2 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(c)	Class A-3 Notes:		$21,130,626.90
		per $1,000 original principal amount:		$76.28

	(d)	Class A-4 Notes:		$0.00
		per $1,000 original principal amount:		$0.00

	(e)	Total:		$21,130,626.90

(3)	(a)	Amount of interest being paid on Notes:

		(i)	Class A-1 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(ii)	Class A-2 Notes:	$0.00
			per $1,000 original principal amount:	$0.00

		(iii)	Class A-3 Notes:	$183,035.39
			per $1,000 original principal amount:	$0.66

		(iv)	Class A-4 Notes:	$101,485.06
			per $1,000 original principal amount:	$1.16

		(v)	Total:	$284,520.45

(4)	(a)	Pool Balance (excluding accrued interest):
		(i)	at beginning of related Collection Period:	$364,282,050.80
		(ii)	at end of related Collection Period:	$343,124,821.77

	(b)	Note Value:
		(i)	at beginning of related Collection Period:	$361,835,433.49
		(ii)	at end of related Collection Period:	$340,704,806.59

(5)	After giving effect to distributions on this Payment Date:

	(a)	(i)	Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii)	A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii)	A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$231,331,983.46
		(ii)	A-3 Note Pool Factor:	0.8351335

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$87,613,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$21,759,823.13
		(ii)	Certificate Pool Factor:	1.0000000

(6)	Amount of Servicing Fee:			$303,568.38
	per $1,000 original principal amount:			$0.34
	(a)	Amount of Servicing Fee earned:		$303,568.38
	(b)	Amount of Servicing Fee paid:		$303,568.38
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(7)	Amount of Administration Fee:			$100.00

(8)	(i)	Amount in Reserve Account:		$10,879,661.00
	(ii)	Specified Reserve Account Balance:		$10,879,661.00

(9)	(i)	Payoff Amount of Receivables 60 days or more past due:		$5,567,551.14
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.62%

(10)	(i)	Aggregate amount of net losses for the collection period:		$16,413.59
	(ii)	Cumulative amount of net losses:		$1,212,164.66
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.14%

(11)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$251,629.67
		(ii)	% of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

(f)	Number of repurchase demands rejected in the related Collection Period:
	(i)	Aggregate Principal Balance of related Receivables:	$0.00
	(ii)	% of Pool Balance:	0.00%